Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants (Detail)	12 Months Ended
Dec. 31, 2019 shares
2012 Plan [member] | BSPCE2012 [member]
Disclosure Of Subscription Warrants [Line Items]
Maturity	May 20, 2020
Maximum number of new shares that can be issued	169,760
2012 Plan [member] | BSA 2012 [member]
Disclosure Of Subscription Warrants [Line Items]
Maximum number of new shares that can be issued	40,180
Maturity	May-2020
2014 Plan [member] | BSPCE2014 [member]
Disclosure Of Subscription Warrants [Line Items]
Maturity	Jan. 22, 2024
Maximum number of new shares that can be issued	169,100
2014 Plan [member] | BSA 2014 [member]
Disclosure Of Subscription Warrants [Line Items]
Maximum number of new shares that can be issued	29,000
Maturity	January-2024
2016 Plan [member] | BSA 2016 [member]
Disclosure Of Subscription Warrants [Line Items]
Maximum number of new shares that can be issued	55,000
Maturity	Depending of the grant date October-2021 January-2022
2016 Plan [member] | BSA 2016 [member] | Tranche one [member]
Disclosure Of Subscription Warrants [Line Items]
Warrants Vesting Period	1 year
2016 Plan [member] | BSA 2016 [member] | Tranche two [member]
Disclosure Of Subscription Warrants [Line Items]
Warrants Vesting Period	2 years
2017 Plan [member] | BSA 2017 [member]
Disclosure Of Subscription Warrants [Line Items]
Maximum number of new shares that can be issued	88,500
Maturity	Depending of the grant date June-2022 January-2023
2017 Plan [member] | BSA 2017 [member] | Tranche one [member]
Disclosure Of Subscription Warrants [Line Items]
Warrants Vesting Period	1 year
2017 Plan [member] | BSA 2017 [member] | Tranche two [member]
Disclosure Of Subscription Warrants [Line Items]
Warrants Vesting Period	2 years
2017 Plan [member] | BSA 2017 [member] | Tranche three [member]
Disclosure Of Subscription Warrants [Line Items]
Warrants Vesting Period	3 years
2019 Plan [member] | BSA 2019 [member]
Disclosure Of Subscription Warrants [Line Items]
Maximum number of new shares that can be issued	75,000
Maturity	October-2022
2019 Plan [member] | BSA 2019 [member] | Tranche one [member]
Disclosure Of Subscription Warrants [Line Items]
Warrants Vesting Period	2 years